COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Obligations Under Operating Leases
At December 31, 2015, obligations under the companies’ operating leases, which expire from 2016 to 2020, for office spaces with initial or remaining lease terms longer than one year were as follows:

Year ending December 31,

2016	$1,316
2017	946
2018	773
2019	706
2020	430
Thereafter	1,988
Total	$6,159

Future Minimum Rental Payments for Operating Leases
Future minimum payments in the years ended December 31 under operating leases with initial or remaining term longer than one year as of December 31, 2015, were as follows:

Year ending December 31,

2016	$6,130
2017	4,766
2018	3,254
2019	2,756
2020	2,636
Thereafter	4,839
Total	$24,381

Offshore Supply Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions, expected to be received on time charter agreements of eight PSVs and one RSV in our Offshore Supply Business chartered in Brazil with Petroleo Brasileiro SA (Petrobras), with initial or remaining term longer than one year were as follows:

Year ending December 31,

2016	$94,062
2017	64,222
2018	37,879
2019	19,126
2020	17,848
Thereafter	10,951
Total	$244,088

Ocean Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions of two of our handy size-small product tanker vessel leased to us in our Ocean Business chartered in South America, expected to be received on a time charter agreement, with initial or remaining term longer than one year were as follows:

Year ending December 31,

2016	$13,448
2017	5,713
2018	2,832
Total	$21,993